DEBT (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended							12 Months Ended			1 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2014 Interest Rate Contracts [Member]	Jun. 30, 2013 Interest Rate Contracts [Member]	Jun. 30, 2014 Commercial Paper [Member]	Jun. 30, 2013 Commercial Paper [Member]	Jun. 30, 2014 Revolving Line of Credit [Member]	Jun. 30, 2014 Foreign and Other Credit Lines [Member]	Jun. 30, 2014 Foreign and Other Credit Lines [Member] Clorox Venezuela [Member]	Nov. 30, 2011 Senior Unsecured Notes [Member]	Sep. 30, 2012 New Senior Notes [Member]	Mar. 31, 2013 Repaid Senior Notes [Member]	Oct. 31, 2012 Repaid Senior Notes [Member]
Long-term and Short-term Debt [Line Items]
Long-term debt issuance											$ 300	$ 600
Long-term debt repayments	0	850	0										500	350
Fixed interest rate											3.80%	3.05%	5.00%	5.45%
Maturity date											Nov. 15, 2021	Sep. 15, 2022
Weighted average interest rate on short-term debt						0.28%	0.31%
Weighted average interest rate on notes and loans payable	0.97%	1.68%	0.85%
Weighted average interest rate on long-term debt	4.56%	4.56%
Weighted average interest rates on long-term debt, including the effect of interest rate swaps	4.56%	4.76%	5.21%
Notional amount				288	0
Line of credit facility, expiration date								May 01, 2017
Line of credit facility, borrowing capacity	1,144	1,145						1,100	44	7
Line of credit facility, amount outstanding								0	5	1
Line of credit facility, remaining borrowing capacity								1,100	39
Long-term debt maturities:
2015	575
2016	300
2017	0
2018	400
2019	0
Thereafter	$ 900